Consolidated Statements of Changes in Shareholders' Equity (Deficiency) - USD ($) $ in Thousands	Total	Share capital	Reserves	Accumulated other comprehensive income (loss)	Subscriptions received in advance	Deficit
Balance at Dec. 31, 2016	$ 19,489	$ 178,740	$ 20,863	$ 0	$ 559	$ (180,673)
Balance (Shares) at Dec. 31, 2016		153,045
Net loss and comprehensive income (loss)	(38,299)	$ 0	0	(2,481)	0	(36,615)
Share-based compensation	632	0	632	0	0	0
Transfer of net assets to Mason Resources	(10,798)	(11,595)	0	797	0	0
Issuance of share capital – inducement bonus shares, value	37	$ 37	0	0	0	0
Issuance of share capital – inducement bonus shares, shares		100
Issuance of share capital – private placement, value	5,048	$ 4,478	1,129	0	(559)	0
Issuance of share capital – private placement, shares		18,529
Issuance of share capital – share options, value	199	$ 648	(449)	0	0	0
Issuance of share capital – share options, shares		1,899
Balance at Dec. 31, 2017	$ (24,489)	$ 172,308	22,175	(1,684)	0	(217,288)
Balance (Shares) at Dec. 31, 2017	173,573,000	173,573
Net loss and comprehensive income (loss)	$ (1,826)	$ 0	0	3,372	0	(5,198)
IFRS adjustments | Increase (decrease) due to changes in accounting policy required by IFRSs [member]	(14,105)	0	0	0	0	(14,105)
Share-based compensation	506	0	506	0	0	0
Issuance of share capital – share options, value	165	$ 647	(482)	0	0	0
Issuance of share capital – share options, shares		1,234
Balance at Dec. 31, 2018	$ (39,749)	$ 172,955	$ 22,199	$ 1,688	$ 0	$ (236,591)
Balance (Shares) at Dec. 31, 2018	174,807,000	174,807